Loans Payable (Details)		6 Months Ended
	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loans Payable [Line Items]
Loan amount | ¥				¥ 3,500,000
Carrying interest rate						12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Loan repaid (in Yuan Renminbi) | ¥	¥ 1,500,000
Outstanding loan		$ 2,545,615	$ 2,606,698		$ 2,606,698
Interest expense		$ 154,015	$ 160,319
One Borrowing Agreement [Member]
Loans Payable [Line Items]
Loan amount										$ 2,064,012	¥ 15,000,000
Two Borrowing Agreement [Member]
Loans Payable [Line Items]
Loan amount								$ 206,401	¥ 1,500,000
Three Borrowing Agreement [Member]
Loans Payable [Line Items]
Loan amount						$ 481,603	¥ 3,500,000
Third Party Loan [Member]
Loans Payable [Line Items]
Maturity date		Jun. 14, 2025
One Year [Member]
Loans Payable [Line Items]
Loan amount		$ 15,000,000
One Year [Member] | Third Party Loan [Member]
Loans Payable [Line Items]
Maturity date		Jan. 21, 2025